Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$31,738	$(302,092)	$(19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401	65,121	61,216
Basic net income (loss) per share attributable to SINA	$0.48	$(4.64)	$(0.31)
Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to SINA	$31,738	$(302,092)	$(19,094)
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity investments	(555)	—	—
Net income (loss) attributable for calculating diluted net income (loss) per share	31,183	(302,092)	(19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401	65,121	61,216
Weighted average ordinary shares equivalents:
Stock options	294	—	—
Unvested restricted shares	104	—	—
Convertible debt	50	—	—
Shares used in computing diluted net income (loss) per share attributable to SINA	66,849	65,121	61,216
Diluted net income (loss) per share attributable to SINA	$0.47	$(4.64)	$(0.31)